united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2017

Absolute Capital Asset Allocator Fund
Class A Shares (AAMAX)
Institutional Class Shares (AAMIX)
Investor Class Shares (AAMCX)

Absolute Capital Defender Fund
Class A Shares (ACMAX)
Institutional Class Shares (ACMIX)
Investor Class Shares (ACMDX)

1-877-594-1249
www.abscapfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Absolute Capital Asset Allocator Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmarks:

			Annualized
			Since Inception
	Six Months	One Year	December 18, 2015
Absolute Capital Asset Allocator Fund - Class A	5.70%	10.83%	5.72%
Absolute Capital Asset Allocator Fund - Class A with load **	(0.38)%	4.47%	0.95%
Absolute Capital Asset Allocator Fund - Institutional Class	5.64%	10.76%	5.67%
Absolute Capital Asset Allocator Fund - Investor Class	5.39%	10.07%	5.07%
S&P 500 Total Return Index ***	10.12%	17.17%	16.10%
Barclays Aggregate Bond Index ****	(2.18)%	0.44%	2.50%
MSCI EAFE Index *****	6.48%	11.67%	7.90%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 4.68%, 4.43% and 5.43% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2017. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect and fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada.

Holdings by type of investment	% of Net Assets
Exchange Traded Funds:
Equity Funds	63.3%
Debt Funds	20.4%
Asset Allocation Fund	4.2%
Commodity Fund	1.1%
Other Assets Less Liabilities	11.0%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

Absolute Capital Asset Allocator Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 89.0%
	ASSET ALLOCATION FUND - 4.2%
15,400	SPDR Bloomberg Barclays Convertible Securities ETF	$740,740

	COMMODITY FUND - 1.1%
8,000	iPath Bloomberg Commodity Index Total Return ETN *	188,160

	DEBT FUNDS - 20.4%
2,000	iShares iBoxx $ High Yield Corporate Bond ETF	175,560
7,100	iShares JP Morgan USD Emerging Markets Bond ETF	807,270
21,500	PowerShares Senior Loan Portfolio	500,090
5,800	ProShares High Yield-Interest Rate Hedged ETF	398,460
4,500	ProShares Investment Grade-Interest Rate Hedged ETF	342,945
7,600	Schwab US TIPs ETF	422,028
4,600	SPDR Bloomberg Barclays High Yield Bond ETF	169,878
25,100	VanEck Vectors Fallen Angel High Yield Bond ETF	741,956
		3,558,187
	EQUITY FUNDS - 63.3%
9,700	Alerian MLP ETF	123,287
12,800	Financial Select Sector SPDR Fund	303,744
6,300	Industrial Select Sector SPDR Fund	409,878
14,800	iShares Core Dividend Growth ETF	450,660
23,700	iShares Currency Hedged MSCI Eurozone ETF	679,716
12,600	iShares Edge MSCI USA Momentum Factor ETF	1,041,390
6,200	iShares India 50 ETF	200,446
8,600	iShares Mortgage Real Estate Capped ETF	389,494
4,200	iShaers MSCI EAFE ETF	261,618
9,700	iShares MSCI Russia Capped ETF	311,564
3,900	iShares Russell Mid-Cap Growth ETF	404,664
2,700	iShares S&P Mid-Cap 400 Growth ETF	515,457
10,000	iShares U.S. Broker-Dealers & Securities Exchanges ETF	512,600
6,000	iShares US Regional Banks ETF	268,800
10,000	JPMorgan Alerian MLP Index ETN	323,000
4,700	PowerShares KBW Bank Portfolio	223,297
5,500	Powershares QQQ Trust Series 1	728,090
2,400	SPDR Dow Jones Industrial Average ETF Trust	495,216
1,000	SPDR S&P500 ETF Trust	235,740
2,500	SPDR S&P Dividend ETF	220,350
7,800	VanEck Vectors India Small-Cap Index ETF	413,088
15,000	VanEck Vectors Russia ETF	310,050
5,800	Vanguard Consumer Staples ETF	815,712
8,900	Vanguard Dividend Appreciation ETF	800,466
6,600	Vanguard FTSE Emerging Markets ETF	262,152
8,500	WisdomTree India Earnings Fund	205,105
5,000	WisdomTree U.S. Quality Dividend Growth Fund	177,400
		11,082,984

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,931,391)	15,570,071

	TOTAL INVESTMENTS - 89.0% (Cost $14,931,391) (a)	$15,570,071
	OTHER ASSETS LESS LIABILITIES - 11.0%	1,933,654
	NET ASSETS - 100.0%	$17,503,725

*	Non income producing.

ETF	Exchange Traded Funds.

ETN	Exchange Traded Notes.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,929,903 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$679,334
Unrealized Depreciation:	(39,166)
Net Unrealized Appreciation:	$640,168

Absolute Capital Defender Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, compared to its benchmarks:

			Annualized
			Since Inception
	Six Months	One Year	December 18, 2015
Absolute Capital Defender Fund - Class A	5.19%	9.64%	2.89%
Absolute Capital Defender Fund - Class A with load **	(0.85)%	3.30%	(1.76)%
Absolute Capital Defender Fund - Institutional Class	5.19%	9.64%	2.89%
Absolute Capital Defender Fund - Investor Class	4.77%	8.76%	2.16%
S&P 500 Total Return Index ***	10.12%	17.17%	16.10%
Barclays Aggregate Bond Index ****	(2.18)%	0.44%	2.50%
MSCI EAFE Index *****	6.48%	11.67%	7.90%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 7.27%, 7.02% and 8.02% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2017. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect and fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada.

Holdings by type of investment	% of Net Assets
Exchange Traded Funds:
Equity Funds	74.0%
Debt Funds	21.4%
Asset Allocation Fund	3.1%
Commodity Fund	1.3%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

Absolute Capital Defender Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 91.3%
	ASSET ALLOCATION FUND - 2.8%
6,000	SPDR Bloomberg Barclays Convertible Securities ETF	$288,600

	COMMODITY FUND - 1.2%
5,200	iPath Bloomberg Commodity Index Total Return ETN *	122,304

	DEBT FUNDS - 19.6%
3,100	iShares JP Morgan USD Emerging Markets Bond ETF	352,470
1,400	iShares iBoxx $ High Yield Corporate Bond ETF	122,892
12,100	PowerShares Senior Loan Portfolio	281,446
3,000	ProShares Investment Grade-Interest Rate Hedged	228,630
2,600	ProShares High Yield-Interest Rate Hedged ETF	178,620
3,200	SPDR Bloomberg Barclays High Yield Bond ETF	118,176
3,600	Schwab US TIPs ETF	199,908
16,900	VanEck Vectors Fallen Angel High Yield Bond ETF	499,564
		1,981,706
	EQUITY FUNDS - 67.7%
8,700	Alerian MLP ETF	110,577
6,900	Financial Select Sector SPDR Fund	163,737
3,400	Industrial Select Secotr SPDR Fund	221,204
7,600	iShares Core Dividend Growth ETF	231,420
13,000	iShares Currency Hedged MSCI Eurozone ETF	372,840
6,100	iShares Edge MSCI USA Momentum Factor ETF	504,165
3,900	iShares India 50 ETF	126,087
7,200	iShares Mortgage Real Estate Capped ETF	326,088
2,300	iShares MSCI EAFE ETF	143,267
9,300	iShares MSCI Russia Capped ETF	298,716
2,700	iShares Russell Mid-Cap Growth ETF	280,152
1,600	iShares S&P Mid-Cap 400 Growth ETF	305,456
8,300	iShares U.S. Broker-Dealers & Securities Exchanges ETF	425,458
3,800	iShares US Regional Banks ETF	170,240
5,800	JPMorgan Alerian MLP Index ETN	187,340
3,500	PowerShares KBW Bank Portfolio	166,285
2,200	Powershares QQQ Trust Series 1	291,236
1,500	SPDR Dow Jones Industrial Average ETF Trust	309,510
700	SPDR S&P500 ETF Trust	165,018
2,600	SPDR S&P Dividend ETF	229,164
4,900	VanEck Vectors India Small-Cap Index ETF	259,504
15,100	VanEck Vectors Russia ETF	312,117
3,500	Vanguard Consumer Staples ETF	492,240
5,500	Vanguard Dividend Appreciation ETF	494,670
3,600	Vanguard FTSE Emerging Markets	142,992
5,300	WisdomTree India Earnings Fund	127,889
		6,857,372

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,908,171)	9,249,982

	TOTAL INVESTMENTS - 91.3% (Cost $8,908,171) (a)	$9,249,982
	OTHER ASSETS LESS LIABILITIES - 8.7%	882,946
	NET ASSETS - 100.0%	$10,132,928

*	Non income producing.

ETF	Exchange Traded Funds.

ETN	Exchange Traded Note.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,905,363 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$375,772
Unrealized Depreciation:	(31,153)
Net Unrealized Appreciation:	$344,619

Absolute Funds

Statements Of Assets and Liabilities (Unaudited)

March 31, 2017

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$14,931,391	$8,908,171
Investment securities, at value	$15,570,071	$9,249,982
Cash	1,372,065	863,618
Receivable for securities sold	603,398	—
Receivable for Fund shares sold	15,481	110,770
Dividends and interest receivable	7,649	4,498
Due from Advisor	—	420
Prepaid expenses and other assets	18,956	15,104
TOTAL ASSETS	17,587,620	10,244,392

LIABILITIES
Fund shares redeemed	24,855	66,483
Payable to Related Parties	11,555	13,910
Distribution fees (12b-1) payable	12,864	5,552
Payable to Advisor	9,778	—
Accrued expenses and other liabilities	24,843	25,519
TOTAL LIABILITIES	83,895	111,464
NET ASSETS	$17,503,725	$10,132,928

Net Assets Consist Of:
Paid in capital	$16,525,743	$9,607,659
Accumulated net investment loss	(14,946)	(1,893)
Accumulated net realized gain from security transactions	354,248	185,351
Net unrealized appreciation of investments	638,680	341,811
NET ASSETS	$17,503,725	$10,132,928

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,116,907	$4,930,694
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	294,470	480,284
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.58	$10.27
Maximum offering price per share (maximum sales charge of 5.75%)	$11.23	$10.90

Institutional Class Shares:
Net Assets	$10.74	$10.37
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1.02	1.01
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.58	$10.27

Investor Class Shares:
Net Assets	$14,386,807	$5,202,224
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,365,846	509,575
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.53	$10.21

See accompanying notes to financial statements.

Absolute Funds

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2017

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
INVESTMENT INCOME
Dividends	$171,928	$114,797
Interest	1,944	1,498
TOTAL INVESTMENT INCOME	173,872	116,295

EXPENSES
Investment advisory fees	68,318	42,558
Distribution (12b-1) fees:
Class A	3,388	5,208
Investor Class	54,767	21,726
Transfer agent fees	16,986	16,986
Administrative services fees	16,684	16,684
Accounting services fees	12,740	12,740
Legal fees	9,100	9,100
Audit fees	7,231	7,231
Compliance officer fees	7,122	7,122
Registration fees	6,687	4,767
Trustees fees and expenses	4,351	4,352
Custodian fees	2,528	2,528
Printing and postage expenses	2,244	2,244
Shareholder servicing / Non 12b-1 fees	1,794	1,795
Insurance expense	147	146
Other expenses	1,995	1,995
TOTAL EXPENSES	216,082	157,182

Less: Fees waived and expenses reimbursed by the Advisor	(41,264)	(57,670)
NET EXPENSES	174,818	99,512

NET INVESTMENT INCOME (LOSS)	(946)	16,783

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	354,298	185,368
Net change in unrealized appreciation of investments	343,769	207,475
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	698,067	392,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$697,121	$409,626

See accompanying notes to financial statements.

Absolute Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset	Absolute Capital Asset	Absolute Capital	Absolute Capital
	Allocator Fund	Allocator Fund (a)	Defender Fund	Defender Fund (a)
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	March 31, 2017	September 30, 2016	March 31, 2017	September 30, 2016
	(Unaudited)		(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$(946)	$6,230	$16,783	$6,405
Net realized gain from investments	354,298	144,125	185,368	47,556
Net change in unrealized appreciation on investments	343,769	294,911	207,475	134,336
Net increase in net assets resulting from operations	697,121	445,266	409,626	188,297

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(10,643)	—	(19,487)	—
Investor Class	(9,587)	—	(5,594)	—
From net realized gains
Class A	(28,315)	—	(23,479)	—
Investor Class	(115,860)	—	(24,094)	—
Net decrease in net assets from distributions to shareholders	(164,405)	—	(72,654)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	968,434	2,967,218	1,973,161	3,531,905
Institutional Class	—	10	—	10
Investor Class	5,953,686	7,872,019	2,193,249	3,421,927
Net asset value of shares issued in reinvestment of distributions:
Class A	38,210	—	41,254	—
Institutional Class	—	—	—	—
Investor Class	125,296	—	29,441	—
Payments for shares redeemed
Class A	(247,465)	(870,950)	(510,435)	(387,674)
Investor Class	(193,099)	(87,616)	(589,568)	(95,611)
Net increase in net assets from capital share transactions	6,645,062	9,880,681	3,137,102	6,470,557

TOTAL INCREASE IN NET ASSETS	7,177,778	10,325,947	3,474,074	6,658,854

NET ASSETS
Beginning of Period	10,325,947	—	6,658,854	—
End of Period *	$17,503,725	$10,325,947	$10,132,928	$6,658,854
* Includes accumulated net investment income (loss) of:	$(14,946)	$6,230	$(1,893)	$6,405

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	93,798	310,780	196,653	369,196
Shares Reinvested	3,674	—	4,076	—
Shares Redeemed	(23,783)	(89,999)	(50,085)	(39,556)
Net increase in shares outstanding	73,689	220,781	150,644	329,640

Institutional Class
Shares Sold	—	1	—	1
Net increase in shares outstanding	—	1	—	1

Investor Class
Shares Sold	573,240	807,779	217,841	357,140
Shares Reinvested	12,083	—	2,921	—
Shares Redeemed	(18,631)	(8,625)	(58,397)	(9,930)
Net increase in shares outstanding	566,692	799,154	162,365	347,210

(a)	The Funds commenced operations on December 18, 2015.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Asset Allocator Fund (1)
	Class A			Institutional Class			Investor Class
				Six Months			Six Months
	Six Months Ended		Period Ended	Ended March 31,		Period Ended	Ended March 31,		Period Ended
	March 31, 2017		September 30, 2016	2017		September 30, 2016	2017		September 30, 2016
	(Unaudited)			(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$10.16		$10.00	$10.16		$10.00	$10.11		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		0.04	0.09		0.02	(0.01)		0.00 (3)
Net realized and unrealized gain (loss) on investments	0.54		0.12	0.48		0.14	0.55		0.11
Total from investment operations	0.57		0.16	0.57		0.16	0.54		0.11
Less distributions from:
Net investment income	(0.04)		—	(0.04)		—	(0.01)		—
Net realized gains	(0.11)		—	(0.11)		—	(0.11)		—
Total distributions	(0.15)		—	(0.15)		—	(0.12)		—
Net Asset Value, End of Period	$10.58		$10.16	$10.58		$10.16	$10.53		$10.11
Total Return (4,5)	5.75	% (6)	1.60%	5.71	% (6)	1.60%	5.42	% (6)	1.10%
Net Assets, At End of Period (000s)	$3,117		$2,243	$10.58	(7)	$10.16 (7)	$14,387		$8,083
Ratio of gross expenses to average net assets (8,9,10)	2.56%		4.47%	2.31%		4.22%	3.31%		5.22%
Ratio of net expenses to average net assets (9,10)	1.95%		1.95%	1.70%		1.70%	2.70%		2.70%
Ratio of net investment income (loss) to average net assets (9,10,11)	0.54%		0.47%	0.04%		0.27%	(0.14)%		0.01%
Portfolio Turnover Rate (5)	87%		52%	87%		52%	87%		52%

(1)	The Funds commenced operations on December 18, 2015

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Actual net asset amount.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(9)	Annualized for periods less than one year.

(10)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Funds invest.

(11)	Recognition of net investment income (loss) by the Funds is affected by the timing and declaration of dividends by the underlying investment companies in which the Funds invest.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Defender Fund (1)
	Class A			Institutional Class			Investor Class

	Six Months Ended	Period Ended		Six Months Ended	Period Ended		Six Months Ended	Period Ended
	March 31, 2017	September 30, 2016		March 31, 2017	September 30, 2016		March 31, 2017	September 30, 2016
	(Unaudited)			(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$9.86	$10.00		$9.86	$10.00		$9.81	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04	0.04		0.11	(0.02	) (3)	0.00	0.00
Net realized and unrealized gain (loss) on investments	0.47	(0.18)		0.40	(0.12	) (4)	0.46	(0.19	) (4)
Total from investment operations	0.51	(0.14	) (4)	0.51	(0.14)		0.46	(0.19)
Less distributions from:
Net investment income	(0.05)	—		(0.05)	—		(0.01)	—
Net realized gains	(0.05)	—		(0.05)	—		(0.05)	—
Total distributions	(0.10)	—		(0.10)	—		(0.06)	—
Net Asset Value, End of Period	$10.27	$9.86		$10.27	$9.86		$10.21	$9.81
Total Return (5,6)	5.19%	(1.40)%		5.19%	(1.40)%		4.77%	(1.90)%
Net Assets, At End of Period (000s)	$4,931	$3,252		$10.37	$9.86	(7)	$5,202	$3,407
Ratio of gross expenses to average net assets (8,9,10)	3.31%	7.04%		3.06%	6.79%		4.06%	7.79%
Ratio of net expenses to average net assets (9,10)	1.95%	1.95%		1.70%	1.70%		2.70%	2.70%
Ratio of net investment income (loss) to average net assets (9,10,11)	0.77%	0.57%		0.49%	(0.29)%		0.02%	(0.03)%
Portfolio Turnover Rate (6)	92%	47%		92%	47%		92%	47%

(1)	The Funds commenced operations on December 18, 2015

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Total returns shown exclude the effect of applicable sales charges.

(6)	Not annualized.

(7)	Actual net asset amount.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(9)	Annualized for periods less than one year.

(10)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Funds invest.

(11)	Recognition of net investment income (loss) by the Funds is affected by the timing and declaration of dividends by the underlying investment companies in which the Funds invest.

See accompanying notes to financial statements.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2017

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and the Absolute Capital Defender Fund (the “Defender Fund”), comprising the Absolute Funds (each, a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of each of the Allocator Fund and the Defender Fund is to seek long-term capital appreciation. The Funds commenced operations on December 18, 2015.

The Funds offer Class A, Institutional Class and Investor Class shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$15,570,071	$—	$—	$15,570,071

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$9,249,982	$—	$—	$9,249,982

*	Refer to the Portfolios of Investments for classification.

The Funds did not hold any Level 3 securities during period ended March 31, 2017.

There were no transfers into or out of any Level during the current period. It is each Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of index fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax year ended September 30, 2016 or expected to be taken in each fund’s September 30, 2017 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash – The Funds consider their investment in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2017, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Allocator Fund	Defender Fund
Purchases	$16,815,246	$10,550,463
Sales	$10,873,096	$6,997,111

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Limited History of Operations: The Funds are a new mutual fund and have a limited history of operations for investors to evaluate.

●	Management Risk: The advisor’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Funds invest or sell short may prove to be incorrect and may not produce the desired results.

●	Market Risk: Overall securities market risks may affect the value of securities held by the Funds. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

●	Underlying Funds Risk: Underlying Funds (including ETFs) are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their net asset value. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities hold by a Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by a Fund may be lowered if an issuer’s financial condition changes.

●	Fixed Income Risk: The value of a Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Portfolio Turnover Risk: The Funds expect to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes a Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $68,318 and $42,558, respectively, in advisory fees for the six months ended March 31, 2017 .

The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, dividend expense, front end or contingent deferred loads, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.95%, 1.70% and 2.70% for Class A, Institutional Class and Investor Class, respectively, of the average daily net assets of each Fund through January 31, 2018. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2017, the Advisor waived fees and reimbursed expenses in the amount of $41,264 and $114,536 for the Allocator Fund and Defender Fund, respectively. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30 of the following years:

	Allocator Fund	Defender Fund
2019	$107,416	$114,536
2020	$41,264	$57,670

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended March 31, 2017, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $3,388 and $54,767, respectively. Defender Fund Class A and Investor Class paid $5,208 and $21,726, respectively.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

The Distributor acts as each Fund’s principal underwriter in the continuous public offering of the Funds’ Class A, Institutional Class and Investor Class shares. During the six months ended March 31, 2017 , the Distributor received $5,227 and $14,711 in underwriting commissions for sales of Class A for the Allocator Fund and Defender Fund, respectively, of which $916 and $2,324 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Funds did not have any distributions for the year ended September 30, 2016.

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long- Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Absolute Capital Asset Allocator Fund	$148,867	$—	$—	$—	$—	$296,399	$445,266
Absolute Capital Defender Fund	51,153	—	—	—	—	137,144	188,297

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to tax adjustments related to return of capital distributions from corporations.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2017 , NFS held 48.5% of the Allocator Fund and NFS and Pershing LLC held 34.6% and 38.8% respectively, of the Defender Fund.

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Absolute Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Absolute Capital Asset Allocator Fund or Absolute Capital Defender Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
		Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period *	Account Value	During *
	Expense Ratio	10/1/2016	3/31/2017	10/1/16-3/31/17	3/31/2017	10/1/16-3/31/17
Class A:
Absolute Capital Asset Allocator Fund	1.95%	$1,000.00	$1,057.50	$10.00	$1,015.21	$9.80
Absolute Capital Defender Fund	1.95%	$1,000.00	$1,051.90	$9.98	$1,015.21	$9.80
Institutional Class:
Absolute Capital Asset Allocator Fund	1.70%	$1,000.00	$1,057.10	$8.72	$1,016.45	$8.55
Absolute Capital Defender Fund	1.70%	$1,000.00	$1,051.90	$8.70	$1,016.45	$8.55
Investor Class:
Absolute Capital Asset Allocator Fund	2.70%	$1,000.00	$1,054.20	$13.83	$1,011.47	$13.54
Absolute Capital Defender Fund	2.70%	$1,000.00	$1,047.70	$13.78	$1,011.47	$13.54

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, President/Principal Executive Officer

Date 6/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, President/Principal Executive Officer

Date 6/6/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 6/6/17